Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ 927,795	₩ 595,363
Inc. (Dec.)	(54,613)	332,432
Ending	873,182	927,795
Allowance for doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	187,472	156,608
Inc. (Dec.)	88,053	30,864
Ending	275,525	187,472
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	286,927	239,702
Inc. (Dec.)	(859,828)	47,225
Ending	(572,901)	286,927
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	284,954	290,919
Inc. (Dec.)	27,420	(5,965)
Ending	312,374	284,954
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	34,849	63,187
Inc. (Dec.)	(18,580)	(28,338)
Ending	16,269	34,849
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	14,942	13,553
Inc. (Dec.)	(869)	1,389
Ending	14,073	14,942
Gain or loss on foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	217,580	143,239
Inc. (Dec.)	(94,052)	74,341
Ending	123,528	217,580
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	9,130	(3,534)
Inc. (Dec.)	26,705	12,664
Ending	35,835	9,130
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	12,337	11,669
Inc. (Dec.)	15,340	668
Ending	27,677	12,337
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	43,241	45,723
Inc. (Dec.)	2,428	(2,482)
Ending	45,669	43,241
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(14,559)	(21,271)
Inc. (Dec.)	(25,991)	6,712
Ending	(40,550)	(14,559)
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(2,627,287)	(2,660,730)
Inc. (Dec.)		33,443
Ending		(2,627,287)
Provision for accelerated depreciation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,091,668)
Inc. (Dec.)	646,835
Ending	(444,833)	(1,091,668)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	1,535,619	1,536,177
Inc. (Dec.)		(558)
Ending		1,535,619
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	64,811	94,317
Inc. (Dec.)	7,576	(29,506)
Ending	72,387	64,811
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	34,228	43,741
Inc. (Dec.)	(13,736)	(9,513)
Ending	20,492	34,228
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	118,616	159,102
Inc. (Dec.)	165,854	(40,486)
Ending	284,470	118,616
Deferred income tax due to temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	202,860	112,402
Inc. (Dec.)	(32,845)	90,458
Ending	170,015	202,860
Net changes in fair value of equity investments at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	11,881	(35,572)
Inc. (Dec.)	(129,758)	47,453
Ending	(117,877)	11,881
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	60,398	47,288
Inc. (Dec.)	21,866	13,110
Ending	82,264	60,398
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	72,279	11,716
Inc. (Dec.)	(107,892)	60,563
Ending	(35,613)	72,279
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	384,376	253,559
Inc. (Dec.)	148,700	130,817
Ending	533,076	384,376
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	268,280	217,686
Inc. (Dec.)	(62,576)	50,594
Ending	₩ 205,704	₩ 268,280